INVESTMENT SECURITIES - Equity instruments through OCI - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,476,732	1,406,135
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	23,939,915	38,900,001
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,476,732	1,406,135
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Empresa de Energia de Bogota S.A. E.S.P.
Disclosure of financial assets [line items]
Financial assets	799,928	1,188,247
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | BAC Holding International Corp
Disclosure of financial assets [line items]
Financial assets	519,964
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Mineros S.A.
Disclosure of financial assets [line items]
Financial assets	44,123	86,696
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Port operating companies
Disclosure of financial assets [line items]
Financial assets	36,010	22,887
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Bolsa de Valores de Colombia S.A.
Disclosure of financial assets [line items]
Financial assets	26,920	38,058
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Others [member]
Disclosure of financial assets [line items]
Financial assets	$ 49,787	$ 70,247